Investment Objectives and Goals - Perkins Discovery Fund	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Perkins Discovery Fund seeks long-term capital appreciation.